Related Party Transactions (Major Related Parties and Their Relationships with Group) (Details)	12 Months Ended
Dec. 31, 2012
Sohu [Member]
Schedule of Major Related Parties and Their Relationships with Group [Line Items]
Relationship with Group	Under common control of Sohu.com
Zhou You [Member]
Schedule of Major Related Parties and Their Relationships with Group [Line Items]
Relationship with Group	An equity investee of the Company
Jin Dian [Member]
Schedule of Major Related Parties and Their Relationships with Group [Line Items]
Relationship with Group	A controlled company by a member of board